UNITED STATES
			   SECURITIES AND EXCHANGE COMMISSION
				   Washington, D.C.  20549

						FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,1999

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Dena L. Hudgins
Title:		Vice President of Administration
Phone:		703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia November 12,1999

Report Type  (Check only one.):

[ x ]		13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]		13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	36

Form 13F Information Table Value Total:	$ 1,089,033
						  		(thousands)

List of Other Managers Reporting for this Manager:	None

                                               Form 13F Information Table
                                                                                         Voting Authority
  Name of Issuer   Title CUSIP     Value       Shares of SH/PRNInvstmt Other Ma (a) Sole (b) Sh (c) None
American Elec. Pwr. Com 025537101      $23,879    699,750 SH    Sole              532,350         167,400
American Express    Com 025816109      $42,905    317,812 SH    Sole              242,150          75,662
Atlantic Richfield  Com 048825103      $44,397    500,950 SH    Sole              380,550         120,400
Baker Hughes, Inc.  Com 057224107         $200      6,900 SH    Sole                    0           6,900
Bell Atlantic       Com 077853109      $40,759    605,513 SH    Sole              459,713         145,800
Brunswick Corp.     Com 117043109      $33,036  1,328,075 SH    Sole            1,009,875         318,200
Caterpillar Inc. De Com 149123101      $45,463    829,425 SH    Sole              639,900         189,525
Chevron Corp.       Com 166751107      $31,730    357,524 SH    Sole              271,942          85,582
CIGNA               Com  125509109     $32,918    423,378 SH    Sole              323,228         100,150
CitiGroup, Inc.     Com  172967101     $43,483    988,245 SH    Sole              750,549         237,696
Coastal Corp Com    Com  190441105        $213      5,200 SH    Sole                5,200               0
Conoco Inc CL B     Com  208251405      $3,846    140,475 SH    Sole              106,835          33,640
Delphi Auto Sys Cor Com  247126105      $6,302    392,328 SH    Sole              301,396          90,932
Dow Chemical Co.    Com  260543103     $41,002    360,850 SH    Sole              274,300          86,550
DuPont              Com  263534109     $43,188    713,849 SH    Sole              541,969         171,881
Eastman Kodak       Com  277461109     $31,337    414,380 SH    Sole              315,285          99,095
Exxon Corp          Com  302290101     $34,146    449,283 SH    Sole              341,615         107,668
Fluor Corp.         Com  343861100     $31,055    771,550 SH    Sole              589,150         182,400
General Dynamics Co Com  369550108     $34,170    547,275 SH    Sole              423,575         123,700
General Motors      Com  370442105     $36,450    579,140 SH    Sole              445,910         133,230
Goodyear Tire & Rub Com  382550101     $49,060  1,019,425 SH    Sole              774,750         244,675
Harris Corp.        Com  413875105     $24,800    897,725 SH    Sole              682,725         215,000
Hartford Financial  Com  416515104     $24,391    596,725 SH    Sole              455,725         141,000
Honeywell Inc.      Com  438506107     $48,201    433,025 SH    Sole              330,025         103,000
Int'l Flav/Frag     Com  459506101     $25,672    744,125 SH    Sole              565,925         178,200
J. P. Morgan & Co.  Com  616880100     $44,976    393,659 SH    Sole              303,599          90,060
Limited Inc.        Com  532716107     $42,936  1,122,500 SH    Sole              856,450         266,050
Minn., Mining & Man Com  604059105     $66,051    687,580 SH    Sole              525,807         161,773
Norfolk Southern    Com  655844108     $25,427  1,037,825 SH    Sole              789,375         248,450
Philip Morris       Com  718154107     $25,889    757,267 SH    Sole              602,843         154,424
Raytheon CO CL A   Com   755111309        $146      3,000 SH    Sole                3,000               0
Sears Roebuck & Co  Com  812387108     $30,716    979,000 SH    Sole              753,125         225,875
Southern Co.        Com  842587107     $29,153  1,132,141 SH    Sole              861,300         270,841
Too Inc Com         Com  890333107      $2,876    160,308 SH    Sole              122,346          37,962
Union Carbide       Com  905581104     $15,945    280,660 SH    Sole              221,360          59,300
Wells Fargo & Co Ne Com  949746101     $32,315    815,526 SH    Sole              621,450         194,076
                 `                  $1,089,033